May 01, 2025
Polaris Global Value Fund
Summary Section
Investment Objective
The investment objective of the Polaris Global Value Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Polaris Global Value Fund Polaris Global Value Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Polaris Global Value Fund Polaris Global Value Fund Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
[1]	Polaris Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99% through April 30, 2026 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses of the Fund (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polaris Global Value Fund | Polaris Global Value Fund Shares | USD ($)	101	364	648	1,457

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Using a value-oriented approach, the Fund invests primarily in the common stock (including American Depositary Receipts (“ADRs”)) of companies of any size, both domestic and international, including emerging, developing or frontier markets. The Adviser generally views emerging, developing or frontier markets as those that are not included in the MSCI World Index. The Fund may also invest in publicly traded master limited partnerships (“MLPs”).

The Fund selects investments based on the Adviser’s fundamental research of a company’s financial condition. The Adviser uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios, to select portfolio investments.

Although there is no limit on the amount of Fund assets that may be invested in companies located in any one country, the Fund seeks to achieve broad geographic diversification and typically invests in approximately 15 industries.

Polaris Capital Management, LLC (the “Adviser”) may write covered call options that are designed both to receive option premium proceeds for the Fund while holding securities that are appreciating and to sell such securities when they reach the Adviser’s target sell price. In order to hedge against downside risks in the Fund’s portfolio, the Adviser may also purchase put options that are designed to appreciate if the underlying security declines in value. The Adviser may write put options to execute its strategy, and will seek to buy stocks when the price declines to the Adviser’s target levels. The Adviser also may effectuate a desired hedge by purchasing put or call options on relevant stock index(es) or related exchange-traded funds (“ETFs”).

Principal Investment Risks
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.polarisfunds.com or by calling (888) 263-5594 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 26.22% for the quarter ended December 31, 2020, and the lowest return was -31.75% for the quarter ended March 31, 2020.
Average Annual Total Returns (For the periods ended December 31, 2024)
Average Annual Total Returns - Polaris Global Value Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date [1]
Polaris Global Value Fund Shares	5.34%	5.53%	6.74%	8.88%	Jul. 31, 1989
Polaris Global Value Fund Shares | After Taxes on Distributions	4.19%	4.89%	6.21%	8.51%	Jul. 31, 1989
Polaris Global Value Fund Shares | After Taxes on Distributions and Sales	4.32%	4.43%	5.51%	7.98%	Jul. 31, 1989
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%	7.41%	Jul. 31, 1989
[1]	The performance information of the Fund prior to June 1, 1998 is based on that of the predecessor limited partnership and includes the expenses of the limited partnership, which were lower than the Fund’s current net expenses. If the limited partnership’s performance had been adjusted to reflect the first year expenses of the Fund, the limited partnership’s performance for all periods would have been lower.

MSCI World Index is an unmanaged index that is designed to capture large and mid cap representation across 23 developed market countries, including securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, Israel and the Far East.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Polaris Global Value Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Polaris Global Value Fund | Market Events Risk

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

Polaris Global Value Fund | Equity Risk

Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Polaris Global Value Fund | Foreign Investments Risk

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors’ assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer’s local currency relative to the

U.S dollar and may be subject to foreign withholding and other taxes.

Polaris Global Value Fund | Frontier and Emerging Markets Risk

Frontier and Emerging Markets Risk. Frontier and emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on frontier and emerging markets are potentially/more likely to be illiquid and may be subject to volatility and high transaction costs.

Polaris Global Value Fund | Management Risk
Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.
Polaris Global Value Fund | Financials Sector Risk

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.

Polaris Global Value Fund | Value Investment Risk

Value Investment Risk. The Fund’s investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value approach could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Polaris Global Value Fund | Small and Mid-Sized Capitalization Company Risk

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Polaris Global Value Fund | Large Capitalization Company Risk
Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Polaris Global Value Fund | ADR Risk

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Polaris Global Value Fund | Options Risk

Options Risk. The Fund will suffer a loss in connection with the purchase of options if securities prices do not move in the direction anticipated by the Fund when purchasing the option. The Fund runs the risk of losing the entire premium paid for the option, plus transaction costs. The potential for loss related to writing a covered call option is limited to foregoing the potential increase in the value of the underlying security over the sum of the call price of the option and the premium received by the writer. The potential for loss related to writing put options is limited to the exercise price, less the premium received.

Polaris Global Value Fund | Registered Investment Company and Exchange-Traded Funds Risk

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Polaris Global Value Fund | MLPs Risk

MLPs Risk. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an

MLP does not meet legal requirements to be taxed as a partnership, there would likely be a material decrease in the value of its securities. Investments in MLPs’ common units typically give a unit holder limited control and limited rights to vote on matters affecting the MLP, subject a unit holder to conflicts of interest vis-a-vis the MLP’s general partner, cash flow risks, and dilution risks. In addition, the Fund could lose its status as a Regulated Investment Company (“RIC”), if it were to invest more than 25% of its assets in MLPs taxed as partnerships.